UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund

ANNUAL REPORT
November 30, 2011

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	8
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Statement of Cash Flows	31
Financial Highlights	32
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46
Fund Expenses	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack All-Cap Core Fund, the Zacks Market Neutral Fund, and the Zacks Small-Cap Core Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Shareholder Letter

Performance as of November 30, 2011		Average Annual Total Returns
		One Year	One Year	Since Inception1	Since Inception1
	Ticker	With Sales Load	Without Sales Load	With Sales Load	Without Sales Load
Zacks All-Cap Core Fund
Class A	CZOAX	1.45%	7.64%	0.80%	1.81%
Russell 3000 Index2		n/a	7.00%	n/a	2.15%
Gross Expense Ratio3: 2.25%

Zacks Market Neutral Fund
Class A	ZMNAX	-1.82%	4.18%	-4.76%	-3.06%
Citigroup 3-Month T-Bill Index2		n/a	0.09%	n/a	0.27%
Gross Expense Ratio3: 4.38%

		Three Months	Three Months	Since Inception1	Since Inception1
		With Sales Load	Without Sales Load	With Sales Load	Without Sales Load
Zacks Small-Cap Core Fund	ZSCCX	n/a	3.19%	n/a	-7.40%
Russell 2000 Index2		n/a	1.86%	n/a	-10.37%
Gross Expense Ratio3: 1.87%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-453-4003.

1.
The inception date of the Zacks All-Cap Core Fund (formerly known as the Zacks Multi-Cap Opportunities Fund) is December 5, 2005.  The inception date of the Zacks Market Neutral Fund is July 24, 2008.  The inception date of the Zacks Small-Cap Core Fund is June 30, 2011.

2.
The Russell 3000 Index is a broadly diversified and unmanaged index that tracks the performance of approximately 3,000 of the largest publicly-traded U.S. stocks. The Citigroup 3-Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. Index returns reflect the reinvestment of all distributions.  The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index.  It is not possible to invest directly in an index.

3.
Zacks Investment Management, Inc. has contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses for each Fund do not exceed 1.65% with respect to Class A Shares for the Zacks All-Cap Core Fund and the Zacks Market Neutral Fund and does not exceed 1.39% for the Zacks Small-Cap Core Fund.

A 2.00% redemption fee may apply for Fund Shares redeemed within 30 days of purchase.  The maximum sales charge for Class A Shares of each Fund is 5.75%.  The performance returns reflect a fee waiver in effect and without the fee waiver, returns would have been reduced. Performance of Fund classes will differ.

The Zacks Funds are distributed by Grand Distribution Services, LLC.  This material must be preceded or accompanied by a current prospectus.

Dear Shareholders:

We are pleased to provide the annual report for the Zacks Market Neutral Fund and the Zacks All-Cap Core Fund for the one year period ending November 30, 2011. During the past year the firm has maintained its investment methodology of using earnings estimate revisions in the investment process which seeks to generate returns in excess of the funds’ benchmarks.

Market Neutral Fund
We believe the Zacks Market Neutral Fund put in a respectable showing for the report period. The 4.18% net annual return exceeded the Fund’s benchmark, the three month T-Bills, and also outperformed most U.S. equity market indices.

The year was characterized by extreme and record breaking volatility throughout most of the year. The volatility was largely due to constant investor focus on worldwide macro issues; Europe’s sovereign debt crisis, U.S. debt downgrade and budget impasses, slowing Chinese growth and worldwide recession fears. The year also had its fill of natural disasters, and geopolitical conflicts combined with daily terrorist activities throughout the world.  The Fund was not immune from these factors.

This type of investment environment produced a high degree of correlation among U.S. stocks and asset classes in general. If one listened to the financial discourse, the phrase heard frequently was, “risk on” or conversely “risk off”. ZMNAX’s mantra is to stay “risk adverse”. In other words we seek to maintain complete market neutrality striving to avoid even the slightest exposures.  We were very fortunate to be able to produce what we consider a meaningful return in a highly correlated stock market and without any benefit from higher interest rates. I think it’s a testament to the discipline at Zacks Investment Management.

All-Cap Core Fund
The Zacks All-Cap Core Fund net of fees and expenses returned 7.64% for the report period.  The return was slightly ahead of its Benchmark, the Russell 3000, which returned 7.00% while matching the S&P 500 return of 7.83%.

The investment environment for most of 2011 was marked by extreme volatility and uncertainty.  As highlighted in the comments on our Market Neutral Fund the clear risk was to the downside. In the absence of any strong sector signals from our bottom/up stock selection analyses, we stayed closely market weighted with regard to sector weightings, with a slight underweight in financials and a slight overweight in consumer staples. Our stock selection process continued to favor larger cap, dividend and value oriented companies producing an overall Fund beta1 of 1.00.

We feel more optimistic towards the potential for stock market gains in 2012 than at the onset of 2011.  While none of the 2011 market concerns mentioned above have been resolved, their risk seems to have been quantified with

1 Beta is a measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market. It is most reliable as a risk measure when the return fluctuations of the portfolio are highly correlated with the return fluctuations of the index chosen to represent the market.

solutions progressing. The European Union appears to recognize and agree on the necessity of a closer fiscal union and a greater role for the European Central Bank in solving their economic problems. Everyone seems to understand the solution will take time to implement and expects a recessionary year for most European economies. We think one should never underestimate the power of the market’s discounting function, meaning a moderate European recession is already priced into the markets.

In the good ol’ U.S.A., one can see the signs of an improving economy in all recent economic data. The U.S.A. is even adding manufacturing jobs highlighted by several announcements of Japanese and European automakers adding/expanding production. While the U.S.A. is not by any stretch the low-cost producer, productivity gains driven by automation and a highly skilled workforce have seemingly resulted in creating an extremely efficient manufacturing base. Housing seems to be bottoming; supported by employment on the mend, the lowest mortgage rates in modern times, decade low apartment vacancies and an accommodative Federal Reserve looking for ways to boost the housing market.

The emerging economies should continue expanding during 2012, albeit at a somewhat slower pace. Overall, it looks like it will be a difficult first quarter with huge amounts of European refinancing to be digested and several major geopolitical issues to be resolved.  We believe 2012 should show a marked improvement, however, only time will tell.

Small-Cap Core Fund
The Zacks Small-Cap Core Fund returned -7.40% gross since its inception on June 30, 2011. The return was ahead of its Benchmark, the Russell 2000 index which returned -10.37% during this period.

The period was marked by extreme volatility in the markets with daily fund returns ranging from losses of more than 8% to gains of more than 7%. It was also remarkable that only 30% of the days produced gains or losses less than 1%. In such an environment, keeping our investment discipline and not responding to the market volatility by trying to time the market either through altering the cash levels or by taking major sector bets helped us ride through the volatility and perform better than our benchmark.

Geopolitical events, European debt crisis and uncertainties about US economic growth during this period increased risk aversion on part of investors causing riskier smaller cap stocks to underperform larger cap stocks. In 2012, if the US and world economy enters a stable growth path and further deterioration of European debt crisis is prevented, increased risk appetite on part of investors would produce better returns for smaller cap stocks.

If you require additional information about our Funds, please visit our website at www.zacksfunds.com. We appreciate your investment in Zacks Funds and your continued confidence in our process.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks All-Cap Core Fund
FUND PERFORMANCE November 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charges, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.  Index data source: www.russell.com.

Average Annual Total Returns as of November 30, 2011
				Since Inception*
Share Class	One Year	Three Years	Five Years	(annualized)
Unadjusted for sales charges or CDSC
Class A	7.64%	11.50%	0.16%	1.81%
Class C	6.91%	10.69%	-0.58%	1.04%
Adjusted for the maximum sales charge or CDSC
Class A	1.45%	9.32%	-1.02%	0.80%
Class C	5.91%	10.69%	-0.58%	1.04%
Russell 3000 Index	7.00%	15.29%	0.06%	2.15%

* Inception date 12/5/05.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Market Neutral Fund
FUND PERFORMANCE November 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. It is not possible to invest directly in an index.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund's inception date).  For that reason, performance for the benchmark is shown from July 31. 2008.

Average Annual Total Returns as of November 30, 2011
Share Class	One Year	Two Years	Three Years	Since Inception* (annualized)
Unadjusted for sales charges or CDSC
Class A	4.18%	1.76%	-2.67%	-3.06%
Class C	3.39%	1.01%	-3.41%	-3.77%
Adjusted for the maximum sales charge or CDSC
Class A	-1.82%	-1.20%	-4.57%	-4.76%
Class C	2.39%	1.01%	-3.41%	-3.77%
Citigroup 3 Month T-Bill Index	0.09%	0.11%	0.14%	0.27%

* Inception date 7/24/08.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Small-Cap Core Fund
FUND PERFORMANCE November 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund's shares, made at its inception and including a similar investment in the Russell 2000 Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index.   Index data source: www.russell.com.

Average Annual Total Returns as of November 30, 2011
		Since Inception*
	3 Months	(cumulative)

Zacks Small-Cap Core Fund	3.19%	-7.40%
Russell 2000 Index	1.86%	-10.37%

* Inception date 6/30/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	COMMON STOCKS – 98.3%
	CONSUMER DISCRETIONARY – 11.2%
1,879	BorgWarner, Inc.*	$123,864
4,672	Dollar Tree, Inc.*	380,721
11,969	Goodyear Tire & Rubber Co.*	167,446
4,376	Limited Brands, Inc.	185,236
8,726	Macy's, Inc.	282,112
2,935	McDonald's Corp.	280,351
2,755	Ross Stores, Inc.	245,443
4,658	Time Warner, Inc.	162,192
2,188	Ulta Salon Cosmetics & Fragrance, Inc.*	152,350
3,604	Viacom, Inc. - Class B	161,315
4,762	Walt Disney Co.	170,718
		2,311,748

	CONSUMER STAPLES – 12.7%
3,218	Coca-Cola Co.	216,346
2,832	Colgate-Palmolive Co.	259,128
4,247	Corn Products International, Inc.	220,802
5,251	Dr. Pepper Snapple Group, Inc.	191,819
4,144	H.J. Heinz Co.	218,182
7,182	Hain Celestial Group, Inc.*	268,176
2,163	JM Smucker Co.	164,345
4,608	Kimberly-Clark Corp.	329,334
11,480	Kroger Co.	266,106
3,269	McCormick & Co., Inc.	159,200
6,610	Tyson Foods, Inc. - Class A	133,125
3,475	Wal-Mart Stores, Inc.	204,677
		2,631,240

	ENERGY – 11.8%
2,098	Apache Corp.	208,625
4,119	Carrizo Oil & Gas, Inc.*	117,227
4,325	Chevron Corp.	444,697
5,174	Clean Energy Fuels Corp.*	67,779
4,942	Exxon Mobil Corp.	397,535
4,556	Halliburton Co.	167,661
3,372	Hess Corp.	203,062
7,314	Marathon Oil Corp.	204,499
1,313	Oil States International, Inc.*	98,803
2,986	Royal Dutch Shell PLC - ADR	215,559
2,986	Schlumberger Ltd.	224,935
4,325	Valero Energy Corp.	96,318
		2,446,700

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	FINANCIALS – 12.3%
3,347	American Express Co.	$160,790
6,798	Ares Capital Corp.	105,777
1,468	BlackRock, Inc.	252,555
8,880	Hospitality Properties Trust - REIT	195,626
3,295	Invesco Ltd.	66,724
1,854	Jones Lang LaSalle, Inc.	119,435
7,619	JPMorgan Chase & Co.	235,960
7,619	Marsh & McLennan Cos., Inc.	230,018
6,924	MetLife, Inc.	217,967
5,175	Rayonier, Inc. - REIT	210,292
5,534	Senior Housing Properties Trust - REIT	121,250
2,266	Toronto-Dominion Bank	160,682
3,810	Travelers Cos., Inc.	214,312
9,697	U.S. Bancorp	251,346
		2,542,734

	HEALTH CARE – 12.1%
863	Air Methods Corp.*	69,661
1,957	Amgen, Inc.	113,330
3,604	CIGNA Corp.	159,405
6,152	HCA Holdings, Inc.*	149,986
2,626	McKesson Corp.	213,520
7,774	Merck & Co., Inc.	277,921
592	Mettler-Toledo International, Inc.*	94,602
5,303	Myriad Genetics, Inc.*	112,689
2,780	Perrigo Co.	272,162
11,017	Pfizer, Inc.	221,111
4,942	Sirona Dental Systems, Inc.*	219,622
4,453	St. Jude Medical, Inc.	171,173
5,843	Teva Pharmaceutical Industries Ltd. - ADR	231,441
2,935	Watson Pharmaceuticals, Inc.*	189,660
		2,496,283

	INDUSTRIALS – 7.7%
3,012	Acacia Research Corp.*	104,878
2,824	Aecom Technology Corp.*	60,575
2,085	Deere & Co.	165,236
3,063	Illinois Tool Works, Inc.	139,183
4,895	MasTec, Inc.*	78,369
1,571	Middleby Corp.*	143,401
3,424	Norfolk Southern Corp.	258,649
2,317	Raytheon Co.	105,586

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	INDUSTRIALS (Continued)
1,854	Snap-On, Inc.	$95,110
3,450	Stanley Black & Decker, Inc.	225,733
5,509	Steelcase, Inc. - Class A	43,191
2,394	United Parcel Service, Inc. - Class B	171,769
		1,591,680

	INFORMATION TECHNOLOGY – 19.1%
3,501	Altera Corp.	131,883
695	Apple, Inc.*	265,629
3,924	Autodesk, Inc.*	133,691
2,420	CACI International, Inc. - Class A*	136,439
979	Coherent, Inc.*	49,733
6,229	eBay, Inc.*	184,316
14,517	EMC Corp.*	334,036
5,123	Finisar Corp.*	94,468
515	Google, Inc. - Class A*	308,686
4,453	IAC/InterActiveCorp	186,492
10,219	Intel Corp.	254,555
1,571	International Business Machines Corp.	295,348
2,471	JDA Software Group, Inc.*	77,886
2,832	KLA-Tencor Corp.	130,555
9,781	Mentor Graphics Corp.*	124,610
13,205	Nuance Communications, Inc.*	324,579
2,652	Open Text Corp.*	151,217
9,472	Oracle Corp.	296,947
2,960	RADWARE Ltd.*	80,394
1,596	Solera Holdings, Inc.	75,523
6,821	Symantec Corp.*	111,523
2,755	TIBCO Software, Inc.*	75,487
2,806	VeriFone Systems, Inc.*	123,043
		3,947,040

	MATERIALS – 3.8%
1,890	Ashland, Inc.	105,122
8,134	Barrick Gold Corp.	430,126
1,725	Monsanto Co.	126,701
1,468	PPG Industries, Inc.	128,817
		790,766

	TELECOMMUNICATION SERVICES – 2.6%
9,395	AT&T, Inc.	272,267

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	TELECOMMUNICATION SERVICES (Continued)
9,447	Vodafone Group PLC - ADR	$256,486
		528,753

	UTILITIES – 5.0%
4,394	American States Water Co.	155,020
6,744	California Water Service Group	124,292
2,935	Northeast Utilities	101,580
3,758	Pinnacle West Capital Corp.	178,167
5,998	Southern Co.	263,372
7,748	Westar Energy, Inc.	214,000
		1,036,431

	TOTAL COMMON STOCKS (Cost $17,610,100)	20,323,375

	EXCHANGE-TRADED FUNDS – 0.5%
4,608	SPDR KBW Regional Banking ETF	108,749
	TOTAL EXCHANGE-TRADED FUNDS (Cost $100,797)	108,749

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.3%
$468,060	UMB Money Market Fiduciary Fund, 0.01%1	468,060
	TOTAL SHORT-TERM INVESTMENTS (Cost $468,060)	468,060

	TOTAL INVESTMENTS – 101.1% (Cost $18,178,957)	20,900,184
	Liabilities in Excess of Other Assets – (1.1)%	(235,909)

	TOTAL NET ASSETS – 100.0%	$20,664,275

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2011

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	19.1%
Consumer Staples	12.7%
Financials	12.3%
Health Care	12.1%
Energy	11.8%
Consumer Discretionary	11.2%
Industrials	7.7%
Utilities	5.0%
Materials	3.8%
Telecommunication Services	2.6%
Total Common Stocks	98.3%
Exchange-Traded Funds	0.5%
Short-Term Investments	2.3%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	COMMON STOCKS – 90.2%
	CONSUMER DISCRETIONARY – 16.9%
8,800	Darden Restaurants, Inc.1	$419,848
11,812	Dick's Sporting Goods, Inc.*1	464,330
10,300	Dollar Tree, Inc.*1	839,347
5,090	G-III Apparel Group Ltd.*1	93,809
30,050	Grupo Televisa SA - ADR1	623,838
44,880	Interpublic Group of Cos., Inc.1	420,974
12,888	Kohl's Corp.1	693,374
10,487	Lennar Corp. - Class A1	193,066
25,480	Macy's, Inc.1	823,769
7,759	Red Robin Gourmet Burgers, Inc.*1	206,234
8,624	Ross Stores, Inc.1	768,312
9,150	TJX Cos., Inc.1	564,555
3,457	VF Corp.1	479,451
10,544	Viacom, Inc. - Class B1	471,950
		7,062,857

	CONSUMER STAPLES – 9.8%
24,700	Coca-Cola Enterprises, Inc.1	645,164
14,309	Corn Products International, Inc.1	743,925
8,220	H.J. Heinz Co.1	432,783
21,300	Hain Celestial Group, Inc.*1	795,342
8,624	JM Smucker Co.1	655,251
5,840	Kraft Foods, Inc. - Class A1	211,116
26,460	Kroger Co.1	613,343
		4,096,924

	ENERGY – 1.0%
11,530	Tenaris S.A. - ADR1	429,838

	FINANCIALS – 3.1%
15,980	Hospitality Properties Trust - REIT1	352,039
16,508	Rayonier, Inc. - REIT1	670,885
9,830	U.S. Bancorp1	254,794
		1,277,718

	HEALTH CARE – 14.2%
7,126	Abbott Laboratories1	388,723
4,970	Bio-Rad Laboratories, Inc. - Class A*1	468,671
10,160	CIGNA Corp.1	449,377
13,900	HCA Holdings, Inc.*1	338,882
8,610	McKesson Corp.1	700,079
22,060	Merck & Co., Inc.1	788,645
19,970	Orthofix International NV*1	684,372

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	HEALTH CARE (Continued)
15,634	Teva Pharmaceutical Industries Ltd. - ADR1	$619,263
12,980	UnitedHealth Group, Inc.1	633,035
8,144	Watson Pharmaceuticals, Inc.*1	526,265
7,200	Zoll Medical Corp.*1	331,416
		5,928,728

	INDUSTRIALS – 21.3%
13,560	Clean Harbors, Inc.*1	813,193
5,854	Cummins, Inc.1	563,916
6,511	Deere & Co.1	515,997
29,751	Deluxe Corp.1	680,108
12,510	FTI Consulting, Inc.*1	536,554
21,473	Granite Construction, Inc.1	534,678
9,872	IDEX Corp.1	359,933
20,390	Korn/Ferry International*1	343,164
18,770	MasTec, Inc.*1	300,508
8,140	Ryder System, Inc.1	425,559
8,030	Snap-On, Inc.1	411,939
7,567	Teledyne Technologies, Inc.*1	428,897
16,441	Textainer Group Holdings Ltd.1	445,551
7,260	Union Pacific Corp.1	750,757
5,990	United Parcel Service, Inc. - Class B1	429,782
9,280	United Technologies Corp.1	710,848
3,419	W.W. Grainger, Inc.1	639,011
		8,890,395

	INFORMATION TECHNOLOGY – 17.6%
754	Apple, Inc.*1	288,179
9,060	Autodesk, Inc.*1	308,674
4,033	Check Point Software Technologies*1	223,186
26,180	EMC Corp.*1	602,402
12,888	Finisar Corp.*1	237,655
1,280	Google, Inc. - Class A*1	767,219
30,290	Intel Corp.1	754,524
3,880	International Business Machines Corp.1	729,440
1,172	Mastercard, Inc. - Class A1	438,973
18,323	Nuance Communications, Inc.*1	450,379
22,088	Oracle Corp.1	692,459
9,738	QUALCOMM, Inc.1	533,642
19,648	Synopsys, Inc.*1	549,555
15,085	Take-Two Interactive Software, Inc.*1	210,436
10,122	TIBCO Software, Inc.*1	277,343
2,881	Trimble Navigation Ltd.*1	124,113

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	INFORMATION TECHNOLOGY (Continued)
6,390	Ultratech, Inc.*1	$148,248
		7,336,427

	MATERIALS – 1.6%
10,740	Eastman Chemical Co.1	425,519
23,739	Harry Winston Diamond Corp.*1	263,740
		689,259

	TELECOMMUNICATION SERVICES – 3.7%
27,136	AT&T, Inc.1	786,401
28,200	Vodafone Group PLC - ADR1	765,630
		1,552,031

	UTILITIES – 1.0%
12,331	NorthWestern Corp.1	430,105
	TOTAL COMMON STOCKS (Cost $32,764,979)	37,694,282

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 7.1%
$2,964,655	UMB Money Market Fiduciary Fund, 0.01%1, 2	2,964,655

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,964,655)	2,964,655

	TOTAL INVESTMENTS – 97.3% (Cost $35,729,634)	40,658,937
	Other Assets in Excess of Liabilities – 2.7%	1,107,226
	TOTAL NET ASSETS – 100.0%	$41,766,163

Number of Shares		Value

	SECURITIES SOLD SHORT – 88.9%
	COMMON STOCKS – 85.2%
	CONSUMER DISCRETIONARY – 20.6%
(5,880)	American Public Education, Inc.*	(225,321)
(1,344)	Chipotle Mexican Grill, Inc.*	(432,177)
(9,300)	Choice Hotels International, Inc.	(333,777)
(10,871)	Citi Trends, Inc.*	(96,426)
(4,571)	Coach, Inc.	(286,099)
(21,185)	Gap, Inc.	(395,948)
(11,480)	Garmin Ltd.	(420,053)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	CONSUMER DISCRETIONARY (Continued)
(28,483)	Lamar Advertising Co. - Class A*	$(691,852)
(29,021)	Lowe's Cos., Inc.	(696,794)
(13,820)	Lululemon Athletica, Inc.*	(686,854)
(18,870)	Lumber Liquidators, Inc.*	(319,658)
(16,860)	National CineMedia, Inc.	(219,854)
(13,550)	Nordstrom, Inc.	(613,544)
(595)	NVR, Inc.*	(398,561)
(21,492)	Pulte Homes, Inc.*	(131,316)
(9,296)	Royal Caribbean Cruises Ltd.	(257,592)
(25,910)	Staples, Inc.	(373,363)
(13,300)	Target Corp.	(700,910)
(19,226)	Thomson Reuters Corp.	(520,448)
(5,724)	Toyota Motor Corp. - ADR	(377,269)
(15,340)	Urban Outfitters, Inc.*	(413,873)
		(8,591,689)

	CONSUMER STAPLES – 8.8%
(11,970)	Campbell Soup Co.	(390,222)
(29,885)	ConAgra Foods, Inc.	(754,895)
(3,304)	Energizer Holdings, Inc.*	(238,813)
(5,360)	Herbalife Ltd.	(296,408)
(14,174)	Kellogg Co.	(696,794)
(4,648)	Lorillard, Inc.	(518,810)
(12,990)	Safeway, Inc.	(259,800)
(9,695)	Sanderson Farms, Inc.	(499,001)
		(3,654,743)

	ENERGY – 2.2%
(9,730)	Bristow Group, Inc.	(448,164)
(25,833)	Cameco Corp.	(489,277)
		(937,441)

	FINANCIALS – 0.7%
(37,711)	Banco Santander SA - ADR	(282,078)

	HEALTH CARE – 12.6%
(14,520)	Alere, Inc.*	(339,623)
(4,340)	AMERIGROUP Corp.*	(248,118)
(13,099)	AstraZeneca PLC - ADR	(602,292)
(5,850)	Baxter International, Inc.	(302,211)
(8,580)	Becton, Dickinson and Co.	(633,032)
(6,338)	Charles River Laboratories International, Inc.*	(179,682)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	HEALTH CARE (Continued)
(20,609)	LHC Group, Inc.*	$(286,465)
(16,191)	Lincare Holdings, Inc.	(383,727)
(12,542)	Owens & Minor, Inc.	(386,294)
(7,530)	Quest Diagnostics, Inc.	(441,710)
(11,680)	Sanofi - ADR	(408,917)
(17,536)	Valeant Pharmaceuticals International, Inc.*	(810,338)
(4,950)	Zimmer Holdings, Inc.*	(250,222)
		(5,272,631)

	INDUSTRIALS – 14.4%
(11,889)	Avery Dennison Corp.	(311,611)
(2,574)	Caterpillar, Inc.	(251,943)
(22,049)	CSX Corp.	(478,684)
(14,720)	Fastenal Co.	(613,088)
(11,770)	General Dynamics Corp.	(777,526)
(44,098)	Heartland Express, Inc.	(606,348)
(19,226)	Ingersoll-Rand PLC	(636,765)
(6,703)	Kansas City Southern*	(456,005)
(6,742)	Lennox International, Inc.	(223,363)
(4,744)	Navistar International Corp.*	(176,619)
(7,960)	PACCAR, Inc.	(322,937)
(31,518)	Pitney Bowes, Inc.	(587,180)
(21,492)	Republic Services, Inc.	(589,955)
		(6,032,024)

	INFORMATION TECHNOLOGY – 18.6%
(14,540)	Amphenol Corp. - Class A	(659,098)
(35,066)	Arris Group, Inc.*	(376,960)
(10,440)	ASML Holding NV	(412,693)
(8,540)	Badger Meter, Inc.	(265,338)
(28,620)	CA, Inc.	(606,744)
(38,605)	Dell, Inc.*	(608,415)
(51,128)	Flextronics International Ltd.*	(305,234)
(13,510)	Infosys Technologies Ltd. - ADR	(697,386)
(22,779)	Jabil Circuit, Inc.	(461,730)
(12,120)	Lender Processing Services, Inc.	(229,795)
(46,057)	Logitech International SA*	(379,970)
(10,860)	Microchip Technology, Inc.	(379,123)
(62,670)	Nokia OYJ - ADR	(362,859)
(46,749)	SAIC, Inc.*	(563,326)
(9,940)	SAP AG - ADR	(596,003)
(50,897)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(657,589)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value

	INFORMATION TECHNOLOGY (Continued)
(6,670)	Texas Instruments, Inc.	$(200,767)
		(7,763,030)

	MATERIALS – 2.6%
(14,424)	Eagle Materials, Inc.	(333,916)
(5,860)	International Flavors & Fragrances, Inc.	(317,964)
(5,460)	Scotts Miracle-Gro Co. - Cl. A	(240,731)
(11,990)	Titanium Metals Corp.	(186,804)
		(1,079,415)

	TELECOMMUNICATION SERVICES – 3.7%
(28,540)	America Movil S.A.B. de C.V. - ADR	(679,823)
(24,460)	MetroPCS Communications, Inc.*	(204,975)
(11,966)	Telefonica SA - ADR	(224,362)
(11,524)	Verizon Communications, Inc.	(434,801)
		(1,543,961)

	UTILITIES – 1.0%
(9,470)	Exelon Corp.	(419,616)

	TOTAL COMMON STOCKS (Proceeds $35,720,099)	(35,576,628)

	EXCHANGE-TRADED FUNDS – 3.7%
(2,333)	iShares Dow Jones U.S. Pharmaceuticals Index Fund - ETF	(172,246)
(1,854)	iShares Nasdaq Biotechnology Index Fund - ETF*	(189,479)
(2,499)	iShares S&P Global Financials Sector Index Fund - ETF	(91,788)
(5,461)	SPDR S&P Metals & Mining - ETF	(296,696)
(6,055)	SPDR S&P Pharmaceuticals - ETF	(303,658)
(10,820)	SPDR S&P Semiconductor - ETF	(493,933)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,506,384)	(1,547,800)
	TOTAL SECURITIES SOLD SHORT (Proceeds $37,226,483)	$(37,124,428)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 Long security positions with a value of $40,658,937 have been segregated in connection with securities sold short.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2011

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.3%
Information Technology	17.6%
Consumer Discretionary	16.9%
Health Care	14.2%
Consumer Staples	9.8%
Telecommunication Services	3.7%
Financials	3.1%
Materials	1.6%
Utilities	1.0%
Energy	1.0%
Total Common Stocks	90.2%
Short-Term Investments	7.1%
Total Investments	97.3%
Other Assets in Excess of Liabilities	2.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value
	COMMON STOCKS - 98.9%
	CONSUMER DISCRETIONARY - 12.8%
11	Arctic Cat, Inc.*	$219
122	Bebe Stores, Inc.	898
146	Carrols Restaurant Group, Inc.*	1,531
40	Churchill Downs, Inc.	1,941
19	Dorman Products, Inc.*	735
59	Global Sources Ltd.*	365
24	Johnson Outdoors, Inc. - Class A*	396
82	Knology, Inc.*	1,168
154	Luby's, Inc.*	747
55	Marcus Corp.	674
103	Monarch Casino & Resort, Inc.*	988
115	Outdoor Channel Holdings, Inc.	804
17	Papa John's International, Inc.*	644
38	Standard Motor Products, Inc.	742
		11,852

	CONSUMER STAPLES - 5.5%
19	Darling International, Inc.*	273
59	Inter Parfums, Inc.	1,011
28	J&J Snack Foods Corp.	1,453
69	National Beverage Corp.	1,154
49	Schiff Nutrition International, Inc.*	583
27	Susser Holdings Corp.*	620
		5,094

	ENERGY - 6.8%
43	Alon USA Energy, Inc.	368
44	Delek US Holdings, Inc.	484
28	Golar LNG Ltd.	1,221
16	Natural Gas Services Group, Inc.*	219
8	OYO Geospace Corp.*	728
46	REX American Resources Corp.*	845
55	Targa Resources Corp.	1,901
44	Tesco Corp.*	586
		6,352

	FINANCIALS - 20.1%
47	Center Bancorp, Inc.*	468
17	Credit Acceptance Corp.	1,394
75	Eagle Bancorp, Inc.*	1,113
14	Enstar Group Ltd.*	1,416
160	ESSA Bancorp, Inc.	1,778
30	FBL Financial Group, Inc. - Class A	1,019
34	First Defiance Financial Corp.	496
31	First Financial Corp.	1,032
78	German American Bancorp, Inc.	1,402

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value
	FINANCIALS (Continued)
77	HFF, Inc. - Class A*	$864
14	INTL. FCStone, Inc.*	348
42	Investors Bancorp, Inc.*	575
120	JMP Group, Inc.	851
13	Lakeland Financial Corp.	319
40	MarketAxess Holdings, Inc.	1,158
106	Mission West Properties, Inc. - REIT	813
110	Northfield Bancorp, Inc.	1,579
44	Union First Market Bankshares Corp.	576
69	United Financial Bancorp, Inc.	1,164
30	West Bancorporation, Inc.	289
		18,654

	HEALTH CARE - 7.1%
16	Arthrocare Corp.*	477
83	Assisted Living Concepts, Inc. - Class A	1,140
27	Cantel Medical Corp.	710
46	CryoLife, Inc.*	190
6	Par Pharmaceutical Cos., Inc.*	194
150	Select Medical Holdings Corp.*	1,301
28	Synovis Life Technologies, Inc.*	528
97	Triple-S Management Corp. - Class B*	1,890
3	WellCare Health Plans, Inc.*	175
		6,605

	INDUSTRIALS - 26.3%
13	Amerco, Inc.*	1,014
18	American Railcar Industries, Inc.*	428
1	Astronics Corp. - Class B*	36
78	AT Cross Co. - Class A*	854
26	Barrett Business Services, Inc.	497
39	Blount International, Inc.*	597
23	Cascade Corp.	1,001
51	Courier Corp.	563
15	CRA International, Inc.*	306
24	DXP Enterprises, Inc.*	726
18	Exponent, Inc.*	853
50	G&K Services, Inc. - Class A	1,495
72	Generac Holdings, Inc.*	1,805
138	GP Strategies Corp.*	1,801
11	Hurco Cos., Inc.*	261
21	Kadant, Inc.*	429
26	McGrath Rentcorp	728
27	Miller Industries, Inc.	434
9	NACCO Industries, Inc. - Class A	714
22	Park-Ohio Holdings Corp.*	427
52	Patriot Transportation Holding, Inc.*	1,185

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Number of Shares		Value
	INDUSTRIALS (Continued)
11	Raven Industries, Inc.	$663
84	Rollins, Inc.	1,865
60	Textainer Group Holdings Ltd.	1,626
49	Trimas Corp.*	1,000
96	Universal Truckload Services, Inc.	1,320
17	US Ecology, Inc.	313
33	Woodward, Inc.	1,397
		24,338

	INFORMATION TECHNOLOGY - 15.7%
94	Actuate Corp.*	620
179	American Software, Inc. - Class A	1,511
18	Brightpoint, Inc.*	180
257	Deltek, Inc.*	2,095
64	Electro Scientific Industries, Inc.*	843
34	Electronics for Imaging, Inc.*	503
174	Exar Corp.*	1,096
31	ExlService Holdings, Inc.*	825
26	GSI Group, Inc.*	286
112	Guidance Software, Inc.*	680
155	Hackett Group, Inc.*	586
76	Insight Enterprises, Inc.*	1,113
28	IXYS Corp.*	323
10	Kenexa Corp.*	250
19	Liquidity Services, Inc.*	647
8	MTS Systems Corp.	321
127	PC Connection, Inc.	1,286
23	PROS Holdings, Inc.*	368
102	TechTarget, Inc.*	551
25	Tessera Technologies, Inc.*	434
		14,518

	MATERIALS - 2.6%
24	HB Fuller Co.	553
11	Innophos Holdings, Inc.	542
8	LSB Industries, Inc.*	250
25	Myers Industries, Inc.	307
33	Tredegar Corp.	720
		2,372

	UTILITIES - 2.0%
46	Southwest Gas Corp.	1,860

	TOTAL COMMON STOCKS	91,645
	(Cost $90,775)

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011

Principal Amount		Value
	SHORT-TERM INVESTMENT - 21.5%
$19,908	UMB Money Market Fiduciary Fund, 0.01%1	$19,908

	TOTAL SHORT-TERM INVESTMENT
	(Cost $19,908)	19,908

	TOTAL INVESTMENTS - 120.4%
	(Cost $110,683)	111,553
	Liabilities less Other Assets - (20.4)%	(18,936)
	TOTAL NET ASSETS - 100.0%	$92,617

* Non-income producing.
1 The rate is the annualized seven-day yield at period end.

Percent of
Security Type/Sector	Total Net Assets
Common Stocks
Industrials	26.3%
Financials	20.1%
Information Technology	15.7%
Consumer Discretionary	12.8%
Health Care	7.1%
Energy	6.8%
Consumer Staples	5.5%
Materials	2.6%
Utilities	2.0%
Telecommunication Services	0.0%
Total Common Stocks	98.9%
Short-Term Investments	21.5%
Total Investments	120.4%
Liabilities less Other Assets	(20.40%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2011

	All-Cap Core Fund1	Market Neutral Fund
Assets:
Investments in securities, at value (cost $18,178,957 and $35,729,634)	$20,900,184	$40,658,937
Cash	—	2,608,478
Cash deposited with broker for securities sold short	—	35,331,134
Receivables:
Investment securities sold	—	419,824
Fund shares sold	719	87,243
Dividends and interest	56,199	97,119
Prepaid expenses	17,182	8,583
Total assets	20,974,284	79,211,318

Liabilities:
Securities sold short, at value (proceeds $0 and $37,226,483)	—	37,124,428
Dividends and interest on securities sold short	—	71,461
Payables:
Investment securities purchased	217,709	33,713
Fund shares redeemed	34,676	72,813
Distribution plan (Note 6)	14,203	17,293
Advisory fees	12,049	62,405
Auditing fees	7,787	22,371
Fund accounting fees	6,407	8,440
Fund administration fees	3,902	4,719
Transfer agent fees and expenses	4,994	12,320
Custody fees	744	3,382
Trustees' fees	91	903
Chief Compliance Officer fees	626	866
Accrued other expenses	6,821	10,041
Total liabilities	310,009	37,445,155

Net Assets	$20,664,275	$41,766,163

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,436,940	$55,968,339
Accumulated net realized loss on investments	(4,493,892)	(19,233,534)
Net unrealized appreciation on:
Investments	2,721,227	4,929,303
Securities sold short	—	102,055
Net Assets	$20,664,275	$41,766,163

Maximum Offering Price per Share:
Class A:
Net assets applicable to shares outstanding	$15,260,217	$38,809,277
Shares of beneficial interest issued and outstanding	984,455	2,886,196
Redemption price per share	$15.50	$13.45
Maximum sales charge (5.75% of offering price)*	0.95	0.82
Maximum offering price per share	$16.45	$14.27
Class C:
Net assets applicable to shares outstanding	$5,404,058	$2,956,886
Shares of beneficial interest issued and outstanding	363,946	225,429
Offering and redemption price per share	$14.85	$13.12

1 Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
* On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2011

Small-Cap
Core Fund
Assets:
Investments in securities, at value (cost $110,683)	$111,553
Receivables:
Investment securities sold	15,162
Dividends and interest	112
From Advisor	9,068
Prepaid expenses	13,862
Total assets	149,757

Liabilities:
Payables:
Investment securities purchased	15,344
Distribution plan (Note 6)	59
Auditing fees	15,000
Organizational fees	5,700
Fund accounting fees	4,877
Fund administration fees	4,588
Transfer agent fees and expenses	5,661
Custody fees	1,832
Trustees' fees	483
Chief Compliance Officer fees	943
Accrued other expenses	2,653
Total liabilities	57,140

Net Assets	$92,617

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$99,892
Accumulated net investment income	76
Accumulated net realized loss on investments	(8,221)
Net unrealized appreciation on investments	870
Net Assets	$92,617

Shares of beneficial interest issued and outstanding	6,667
Offering and redemption price per share	$13.89

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2011

	All-Cap Core Fund1	Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,560 and $4,621)	$390,277	$536,511
Interest	55	301
Total investment income	390,332	536,812

Expenses:
Advisory fees	199,408	386,544
Distribution fees (Note 6)
Class A	41,320	80,617
Class C	56,285	28,990
Fund accounting fees	39,284	43,140
Transfer agent fees and expenses	31,955	27,066
Fund administration fees	40,400	39,153
Registration fees	28,609	34,921
Custody fees	12,396	8,299
Audit fees	7,501	22,503
Legal fees	7,818	8,356
Chief Compliance Officer fees	5,994	5,997
Shareholder reporting fees	9,064	8,427
Trustees' fees and expenses	5,653	5,315
Insurance fees	1,643	1,292
Miscellaneous	3,468	4,310
Total expenses	490,798	704,930
Less: Advisory fees waived	(83,004)	(103,281)
Dividends and interest on securities sold short	—	904,548
Net expenses	407,794	1,506,197
Net investment loss	(17,462)	(969,385)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	2,110,225	9,378,718
Securities sold short	(209)	(5,366,684)
Total net realized gain (loss)	2,110,016	4,012,034
Net change in unrealized appreciation/(depreciation) on:
Investments	(868,130)	(4,340,867)
Securities sold short	—	2,564,174
Total net change in unrealized appreciation/(depreciation)	(868,130)	(1,776,693)
Net realized and unrealized gain (loss) on investments and securities sold short	1,241,886	2,235,341

Net Increase in Net Assets from Operations	$1,224,424	$1,265,956

1Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2011

Small-Cap
Core Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $0)	$502
Total investment income	502

Expenses:
Advisory fees	340
Distribution fees (Note 6)	95
Fund accounting fees	11,659
Transfer agent fees and expenses	8,960
Fund administration fees	16,348
Registration fees	9,423
Custody fees	4,636
Audit fees	15,000
Legal fees	3,144
Chief Compliance Officer fees	1,816
Shareholder reporting fees	3,698
Trustees' fees and expenses	3,015
Insurance fees	196
Organizational fees	7,148
Miscellaneous	1,270
Total expenses	86,748
Less: Advisory fees waived	(340)
Less: Other expenses reimbursed	(85,883)
Net expenses	525
Net investment loss	(23)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized loss on investments	(8,230)
Total net realized loss	(8,230)

Net change in unrealized appreciation on investments	870
Total net change in unrealized appreciation	870
Net realized and unrealized loss on investments	(7,360)

Net Decrease in Net Assets from Operations	$(7,383)

*Commenced operations on June 30, 2011.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks All-Cap Core Fund1
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2011	Year Ended November 30, 2010
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(17,462)	$(4,832)
Net realized gain on investments	2,110,016	2,500,751
Net change in unrealized depreciation on investments	(868,130)	(352,421)
Net increase in net assets resulting from operations	1,224,424	2,143,498

Distributions to Shareholders:
From net investment income:
Class A	—	(68,238)
Total distributions to shareholders	—	(68,238)

Capital Transactions:
Net proceeds from shares sold:
Class A	9,639,677	5,114,497
Class C	1,424,305	880,914
Reinvestment of distributions:
Class A	—	67,086
Cost of shares redeemed:
Class A*	(10,100,059)	(11,360,042)
Class C**	(1,968,613)	(1,957,244)
Net decrease from capital transactions	(1,004,690)	(7,254,789)

Total increase (decrease) in net assets	219,734	(5,179,529)

Net Assets:
Beginning of year	20,444,541	25,624,070
End of year	$20,664,275	$20,444,541

Accumulated net investment income (loss)	$—	$—

Capital Share Transactions:
Shares sold:
Class A	613,178	377,502
Class C	94,046	67,081
Shares reinvested:
Class A	—	5,025
Shares redeemed:
Class A	(664,642)	(857,822)
Class C	(128,296)	(150,607)
Net decrease from capital share transactions	(85,714)	(558,821)

1 Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
* Net of redemption fee proceeds of $2,193 and $1,306, respectively.
** Net of redemption fee proceeds of $469 and $20, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30, 2011	Year Ended November 30, 2010
Decrease in Net Assets from:
Operations:
Net investment loss	$(969,385)	$(1,432,651)
Net realized gain on investments and securities sold short	4,012,034	580,703
Net change in unrealized appreciation/depreciation on investments and securities sold short	(1,776,693)	210,656
Net increase (decrease) in net assets resulting from operations	1,265,956	(641,292)

Capital Transactions:
Net proceeds from shares sold:
Class A	26,079,975	14,796,508
Class C	1,300,053	512,053
Cost of shares redeemed:
Class A*	(29,699,491)	(64,849,087)
Class C**	(1,919,729)	(5,896,231)
Net decrease from capital transactions	(4,239,192)	(55,436,757)

Total decrease in net assets	(2,973,236)	(56,078,049)

Net Assets:
Beginning of year	44,739,399	100,817,448
End of year	$41,766,163	$44,739,399

Accumulated net investment income (loss)	$—	$—

Capital Share Transactions:
Shares sold:
Class A	1,997,728	1,145,838
Class C	102,368	40,214
Shares redeemed:
Class A	(2,305,124)	(5,023,956)
Class C	(152,628)	(462,197)
Net decrease from capital share transactions	(357,656)	(4,300,101)

* Net of redemption fee proceeds of $564 and $2,452, respectively.
** Net of redemption fee proceeds of $608 and $317, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Zacks Small-Cap Core Fund
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2011*
through
November 30, 2011
Decrease in Net Assets from:
Operations:
Net investment loss	$(23)
Net realized loss on investments	(8,230)
Net change in unrealized appreciation on investments	870
Net decrease in net assets resulting from operations	(7,383)

Capital Transactions:
Proceeds from shares sold	100,000
Cost of shares redeemed	—
Net increase from capital transacations	100,000

Total increase in net assets	92,617

Net Assets:
Beginning of period	—
End of period	$92,617

Accumulated net investment income	$76

Capital Share Transactions:
Shares sold	6,667
Shares redeemed	—
Net increase from capital share transactions	6,667

* Commencement of operations

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF CASH FLOWS
For the Year Ended November 30, 2011

Market Neutral Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$1,265,956
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(31,016,140)
Sale of investment securities	40,998,109
Sale of short-term investment securities, net	1,020,244
Closed short sale transactions	(56,181,046)
Proceeds from short sale transactions	46,384,221
Decrease in deposits with brokers for short sales	4,811,230
Increase in dividends and interest receivable	(10,938)
Decrease in receivables for investment securities sold	1,332,375
Decrease in prepaid expenses	4,920
Decrease in payables for investment securities purchased	(1,426,362)
Decrease in dividends and interest payable on securities sold short	(34,571)
Decrease in accrued expenses	(1,048)
Net realized gain on investment securities	(4,012,034)
Unrealized depreciation on investment securities	1,776,693
Net cash from operating activities	4,911,609

Cash Flows from Financing Activities:
Proceeds from shares sold	27,348,946
Payment on shares redeemed	(31,783,593)
Net cash used from financing activities	(4,434,647)

Net Increase in Cash	476,962

Cash:
Beginning balance	2,131,516
Ending balance	$2,608,478

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	Year Ended November 30, 2008		Year Ended November 30, 20072

Net asset value, beginning of year	$14.40		$12.95		$11.22	$18.94		$16.56
Income from Investment Operations:
Net investment income (loss)	0.02	3	—	3	0.06	(0.01)	3	(0.06)
Net realized and unrealized gain (loss) on investments	1.08		1.50		1.67	(6.42)		2.44
Total from investment operations	1.10		1.50		1.73	(6.43)		2.38
Less Distributions:
From net investment income	—		(0.05)		—	—		—
From net realized gains	—		—		—	(1.29)		—
Total distributions	—		(0.05)		—	(1.29)		—
Net asset value, end of year	$15.50		$14.40		$12.95	$11.22		$18.94

Total return4	7.64%		11.58%		15.42%	(36.40)%		14.37%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$15,260		$14,912		$19,577	$18,280		$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.02%		2.24%		2.07%	2.14%		16.27%
After fees waived and expenses absorbed	1.65%		1.65%		1.65%	1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.26)%		(0.42)%		(0.02)%	(0.58)%		(14.99)%
After fees waived and expenses absorbed	0.11%		0.17%		0.40%	(0.09)%		(0.37)%

Portfolio turnover rate	63%		64%		132%	116%		69%

1 Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2 Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007. Claymore Advisor, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

3 Based on average shares outstanding during the period.
4 Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	Year Ended November 30, 2008		Year Ended November 30, 2007 2

Net asset value, beginning of year	$13.89		$12.55		$10.95	$18.64		$16.43
Income from Investment Operations:
Net investment income (loss)	(0.10)	3	—	3	(0.03)	(0.05)	3	(0.26)
Net realized and unrealized gain (loss) on investments	1.06		1.34		1.63	(6.35)		2.47
Total from investment operations	0.96		1.34		1.60	(6.40)		2.21
Less Distributions:
From net investment income	—		—		—	—		—
From net realized gains	—		—		—	(1.29)		—
Total distributions	—		—		—	(1.29)		—
Net asset value, end of year	$14.85		$13.89		$12.55	$10.95		$18.64

Total return4	6.91%		10.68%		14.61%	(36.86)%		13.45%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$5,404		$5,532		$6,047	$2,699		$299

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.77%		2.99%		2.82%	2.89%		16.39%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%	2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.01)%		(1.17)%		(0.73)%	(1.33)%		(15.15)%
After fees waived and expenses absorbed	(0.64)%		(0.58)%		(0.31)%	(0.84)%		(1.16)%

Portfolio turnover rate	63%		64%		132%	116%		69%

1 Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
2 Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007. Claymore Advisor, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

3 Based on average shares outstanding during the period.
4 Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$12.91		$12.99		$14.66	$15.00
Income from Investment Operations:
Net investment loss	(0.35)	1	(0.30)	1	(0.37)	(0.05)	1
Net realized and unrealized gain (loss) on investments	0.89		0.22		(1.24)	(0.29)
Total from investment operations	0.54		(0.08)		(1.61)	(0.34)
Less Distributions:
From net investment income	—		—		(0.06)	—
From net realized gains	—		—		—	—
Total distributions	—		—		(0.06)	—
Net asset value, end of period	$13.45		$12.91		$12.99	$14.66

Total return2	4.18%		(0.62)%		(10.96)%	(2.27)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,809		$41,241		$91,846	$137,450

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	4.52%		4.38%		3.13%	2.27%	4
After fees waived and expenses absorbed	4.22%		3.99%		3.04%	2.20%	4
Ratio of net investment loss to average net assets6:
Before fees waived and expenses absorbed	(2.99)%		(2.56)%		(1.93)%	(1.09)%	4
After fees waived and expenses absorbed	(2.69)%		(2.17)%		(1.84)%	(1.02)%	4

Portfolio turnover rate	93%		79%		227%	25%	3

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 Not annualized.
4 Annualized.
5 Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 1.94%, 2.04%, 1.74%, and 1.72%, respectively; the ratio of expenses to average net assets after fees waived would have been 1.65%.

6 Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (0.42)%, (0.23)%, (0.55)%, and (0.55)%, respectively; the ratio of net investment income to average net assets after fees waived would have been (0.12)%, 0.17%, (0.45)%, and (0.47)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS – Class C

Per share operating performance
For a capital share outstanding throughout each Period

	Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009	July 24, 2008* to November 30, 2008

Net asset value, beginning of period	$12.69		$12.86		$14.63	$15.00
Income from Investment Operations:
Net investment loss	(0.44)	1	(0.30)	1	(0.43)	(0.08)	1
Net realized and unrealized gain (loss) on investments	0.87		0.13		(1.28)	(0.29)
Total from investment operations	0.43		(0.17)		(1.71)	(0.37)
Less Distributions:
From net investment income	—		—		(0.06)	—
From net realized gains	—		—		—	—
Total distributions	—		—		(0.06)	—
Net asset value, end of period	$13.12		$12.69		$12.86	$14.63

Total return2	3.39%		(1.32)%		(11.66)%	(2.47)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,957		$3,499		$8,971	$8,853

Ratio of expenses to average net assets5:
Before fees waived and expenses absorbed	5.27%		5.13%		3.88%	3.00%	4
After fees waived and expenses absorbed	4.97%		4.74%		3.79%	2.93%	4
Ratio of net investment loss to average net assets6:
Before fees waived and expenses absorbed	(3.75)%		(3.33)%		(2.68)%	(1.83)%	4
After fees waived and expenses absorbed	(3.45)%		(2.94)%		(2.59)%	(1.76)%	4

Portfolio turnover rate	93%		79%		227%	25%	3

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06). If the sales charge was included total returns would be lower.

3 Not annualized.
4 Annualized.
5 Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of expenses to average net assets before fee waived would have been 2.70%, 2.80%, 2.49%, and 2.46%, respectively; the ratio of expenses to average net assets after fees waived would have been 2.40%.

6 Includes dividend and interest expense on securities sold short. For the periods ended November 30, 2011, 2010, 2009, and 2008, if these expenses were excluded, the ratio of net investment income to average net assets before fee waived would have been (1.17)%, (0.98)%, (1.30)%, and (1.28)%, respectively; the ratio of net investment income to average net assets after fees waived would have been (0.87)%, (0.58)%, (1.20)%, and (1.21)%, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout each Period

	June 30, 2011*
	through
	November 30, 2011
Net asset value, beginning of period	$15.00
Income from Investment Operations:
Net investment income (loss)	-	1
Net realized and unrealized gain (loss) on investments	(1.11)
Total from investment operations	(1.11)
Net asset value, end of period	$13.89

Total return2	(7.40%)	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	229.27%	4
After fees waived and expenses absorbed	1.39%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(227.94%)	4
After fees waived and expenses absorbed	(0.06%)	4

Portfolio turnover rate	105%	3

*Commencement of operations.
1Based on average shares outstanding during the period.
2Total returns would have been lower had certain expenses not been waived or reimbursed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

3Not annualized.
4Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011

Note 1 – Organization
Zacks All-Cap Core Fund (formerly know as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2011 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2011, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small-Cap Core Fund incurred offering costs of approximately $17,051, which are being amortized over a one-year period from June 30, 2011 (commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from they year in which the income and realized gains and losses are recorded by the Funds.

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

The Income Tax Statement requires management of the Funds to analyze the open tax years of 2009 to 2010, or expected to be taken in the Funds’ 2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 1.10% and 0.90% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% for Zacks All-Cap Core Fund and Zacks Market Neutral Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.40% for Zacks Small-Cap Core Fund through June 30, 2012.

For the period ended November 30, 2011, the Advisor waived $83,004 of its advisory fees for the Zacks All-Cap Core Fund, $103,281 for the Zacks Market Neutral Fund and $340 for the Zacks Small-Cap Core Fund.  The Advisor also reimbursed the Zacks Small-Cap Core Fund for other expenses totaling $85,883.  For a period of three years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At November 30, 2011, the amounts of these potentially recoverable expenses were $329,257, $496,576 and $86,223 for the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, respectively.  As of November 30, 2011, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
November 30, 2012	$114,260	$140,684	$ -
November 30, 2013	$131,993	$252,611	$ -
November 30, 2014	$ 83,004	$103,281	$ 86,223

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the year ended November 30, 2011 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charge
All-Cap Core Fund	$ 25,054	$ 5,508
Market Neutral Fund	$ 23,860	$ 21,678

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period ended November 30, 2011, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the period ended November 30, 2011 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At November 30, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$18,315,669	$35,854,523	$110,792

Proceeds from securities sold short	$-	$(36,403,764)	$-

Gross unrealized appreciation	$3,345,179	$7,762,904	$4,847
Gross unrealized depreciation	(760,664)	(3,679,154)	(4,086)
Net unrealized appreciation on investments and securities sold short	$2,584,515	$4,083,750	$761

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of November 30, 2011 the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Undistributed ordinary income	$-	$-	$76
Undistributed long-term gains	-	-	-
Tax accumulated earnings	-	-	76
Accumulated capital and other losses	$(4,357,180)	$(18,285,926)	$(8,112)

Unrealized appreciation on investments	2,584,515	4,083,750	761

Total accumulated earnings (deficit)	$(1,772,665)	$(14,202,176)	$(7,275)

At November 30, 2011, the Funds had accumulated capital loss carryforwards as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund
For losses expiring November 30,
2017	$4,264,844	$16,548,291	$-
2018	-	1,737,635	-
2019	-	-	-
Not subject to expiration:
Short-term	-	-	6,680
	$4,264,844	$18,285,926	$6,680

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2011, the All-Cap Core and Market Neutral Funds utilized $1,864,348 and $4,225,629 of their capital loss carryovers, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.  As of November 30, 2011, the All-Cap Core and Small-Cap Core Funds had $92,336 and $1,252 of post-October losses, respectively, which are deferred until December 1, 2011 for tax purposes.

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2011, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

	Capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss)
All-Cap Core Fund	$(26,262)	$17,462	$8,800
Market Neutral Fund	(968,505)	969,385	(880)
Small-Cap Core Fund	(108)	99	9

The tax character of distributions paid during the fiscal year ended November 30, 2011 and fiscal year ended November 30, 2010 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	11/30/11	11/30/10	11/30/11	11/30/10	11/30/11
Distributions paid from:
Ordinary income	$-	$68,238	$-	$-	$-
Long-term capital gains	-	-	-	-	-
Total distributions	$-	$68,238	$-	$-	$-

Note 5 – Investment Transactions:
For the period ended November 30, 2011, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All-Cap Core Fund	$13,641,388	$14,541,197
Market Neutral Fund	$31,016,140	$40,998,109
Small-Cap Core Fund	$192,898	$93,893

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

Note 6 – Distribution Plan
Zacks All-Cap Core Fund and Zacks Market Neutral Fund have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. Zacks Small-Cap Core Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders and the maintenance of shareholder accounts. Annual fees under the Plan, of up to 0.25% of average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the period ended November 30 2011, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2011, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$20,323,375	$-	$-	$20,323,375
Exchange Traded Funds	108,749	-	-	108,749
Short-Term Investments	468,060	-	-	468,060
Total Investments in Securities	$20,900,184	$-	$-	$20,900,184

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stocks1	$37,694,282	$-	$-	$37,694,282
Short-Term Investments	2,964,655	-	-	2,964,655
Total Investments in Securities	$40,658,937	$-	$-	$40,658,937

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Short
Common Stocks1	$(35,576,628)	$-	$-	$(35,576,628)
Exchange Traded Funds	(1,547,800)	-	-	(1,547,800)
Total Investments in Securities	$(37,124,428)	$-	$-	$(37,124,428)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Short
Common Stocks1	$91,645	$-	$-	$91,645
Short-Term Investments	19,908	-	-	19,908
Total Investments in Securities	$111,553	$-	$-	$111,553

*The Fund did not hold any level 2 or level 3 securities at November 30, 2011.
1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels for the period ended November 30, 2011.

Note 9 – Derivative and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 - Continued

Note 10 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 11 – Events Subsequent to the Fiscal Period End:
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund) , Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2011, with respect to Zacks All-Cap Core Fund, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, with respect to Zacks Market Neutral Fund, the related statement of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 24, 2008 (commencement of operations) to November 30, 2008, and with respect to Zacks Small-Cap Core Fund, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period June 30, 2011 (commencement of operations) to November 30, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund as of November 30, 2011, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 24, 2012

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-453-4003.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present).	44	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	44	None.
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	44	None.
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	44	None.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006).	44	Advisors Series Trust (1997 to 2007).

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with respect to the Zacks Market Neutral Fund and Zacks All-Cap Core Fund
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks Market Neutral Fund and Zacks All-Cap Core Fund series of the Trust (together the “Funds”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at the meeting as well as information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund compared with returns of its benchmark index for the three-month, year-to-date, one-year, three-year and five-year (All-Cap Core Fund only) periods ended August 31, 2011, and with a select group of comparable funds selected by MFAC (the “Peer Group”) for the same time periods ended July 31, 2011.  With respect to the performance results of each Fund, the Board noted that the materials they reviewed indicated the following:

•           The annualized total returns of both classes of the All-Cap Core Fund exceeded the returns of the Russell 3000 Index for the year-to-date and one-year periods, and were below or close to the returns of the Index for the three-month, three-year and five-year periods ended August 31, 2011; and were below but close to the average returns of the Peer Group funds for the one-year, three-year and five-year periods ended July 31, 2011.

•           The annualized total returns of both classes of the Market Neutral Fund exceeded the returns of the Russell 3000 Index and the Citigroup 3-Month T-Bill Index for the year-to-date period, were lower than the Russell Index but higher than the Citigroup Index for the one-year period, and were lower than both measures for the three-year period; and exceeded the average returns of the Peer Group funds for the year-to-date and one-year periods but were lower than the average returns of the Peer Group funds for the three-year period ended July 31, 2011.

With respect to the All-Cap Core Fund, the Trustees considered Morningstar’s placement of the Fund in the Large Cap Growth universe, and noted that in the future it would be appropriate to also consider information regarding the all cap universe, even if Morningstar placed the Fund in another category based on its portfolio composition at that time.

The Board considered the overall quality of services provided by Investment Advisor to each Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to each Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratios
With respect to the advisory fees and total expenses paid by each Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses paid by both classes of the All-Cap Core Fund (net of fee waivers by the Investment Advisor) were higher than the Fund’s Peer Group averages.  The Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and the total expenses paid by both classes of the Market Neutral Fund (net of fee waivers) were lower than the Fund’s Peer Group averages.  The Board also noted that the Investment Advisor was waiving a significant portion of its advisory fees with respect to each Fund because of its low asset levels.  The Board noted that the fees charged by the Investment Advisor to the Funds are slightly higher than the fees it charges with respect to institutional separate account clients. The Board considered, however, that the Investment Advisor oversees each Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit each Fund’s expenses.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, which they determined was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with each Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of each Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Board Consideration of Investment Advisory Agreement with respect to the Zacks Small-Cap Core Fund
At an in-person meeting held on March 30-31, 2011, the Board, including the Independent Trustees, reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to the Zacks Small-Cap Core Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approving the Advisory Agreement is in the best interests of the Fund and its shareholders.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Background
In advance of the meeting, the Board received information about the proposed Fund and the Advisory Agreement from the Investment Advisor and from MFAC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at a prior meeting as well as information about the Investment Advisor reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information regarding the Investment Advisor’s investment philosophy and strategy.  The Board also considered information regarding the performance of the Investment Advisor’s small-cap core composite, noting that it had slightly underperformed relative to the Russell 2000 Index for the period of March 31, 2009 (the inception of the composite), through June 30, 2010.

The Board considered the overall quality of services to be provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered its familiarity with the Investment Advisor as the advisor to two other series of the Trust, the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board further noted that the Investment Advisor would provide the Fund with a reasonable potential for good investment results, and the nature of the Investment Advisor’s investments was acceptable.

Advisory Fee and Expense Ratios
With respect to the proposed advisory fees and total expenses to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fees to be paid by the Fund and the proposed total expenses of the Fund were reasonable.  The Board noted that although the proposed advisory fee was higher than the average, the total expense ratio was lower than the average, of those funds in the Fund’s peer group, a select group of comparable funds selected by MFAC of funds included in Morningstar’s “Small Blend” category.  The Board and the Independent Trustees concluded that the compensation proposed to be paid to the Investment Advisor under the Advisory Agreement with respect to the Fund was fair and equitable to the Fund.

Profitability and Economies of Scale
The Board reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations and noted that the Investment Advisor anticipated subsidizing the Fund during that year. The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Zacks Funds
Fund Expenses – November 30, 2011 (Unaudited)

Expense Example
As a shareholder of the Zacks All-Cap Core Fund, the Zacks Market Neutral Fund or Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/01/11 to 11/30/11 for Zacks All-Cap Core Fund and Zacks Market Neutral Fund and for the period from 6/30/11 (commencement of operations) to 11/30/11 for Zacks Small-Cap Core Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks All-Cap Core Fund		6/01/11	11/30/11	6/01/11 – 11/30/11
Class A	Actual Performance	$1,000.00	$872.70	$7.75
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.73	$8.34
Class C	Actual Performance	$1,000.00	$913.10	$11.51
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.97	$12.11

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
Fund Expenses – November 30, 2011 (Unaudited)

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Market Neutral Fund		6/01/11	11/30/11	6/01/11 – 11/30/11
Class A	Actual Performance	$1,000.00	$976.80	$20.41
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.35	$20.69
Class C	Actual Performance	$1,000.00	$1,022.30	$24.95
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.32	$24.68

* Expenses are equal to the Fund’s annualized expense ratio of 4.12% and 4.92% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
Zacks Small-Cap Core Fund	6/30/11**	11/30/11	6/30/11 – 11/30/11
Actual Performance	$1,000.00	$926.00	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.91

* Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

**Commencement of operations.

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund Class A	CZOAX	461418 204
Zacks All-Cap Core Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund	ZSCCX	461418 428

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2011	FYE 11/30/2010
Audit Fees	$37,500	$25,000
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$5,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2011	FYE 11/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2011	FYE 11/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	February 6, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	February 6, 2012